Provision For Reinstatement Cost (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Detailed Information About Provision for Reinstatement Cost Explanatory

	December 31, 2023	December 31, 2022
	S$’000	S$’000
At beginning of year	8,854	8,047
Additions	634	802
Acquired on acquisition of a subsidiary	—	111
Accretion, recognized in finance cost	104	136
Payment for reinstatement	(81)	—
Currency alignment	(222)	(242)

At end of year	9,289	8,854

Analyzed as:
Current	2,297	5,282
Non-current	6,992	3,572

	9,289	8,854